Financial Statements Schedule 1 - Condensed Statements of Financial Position (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Prepayments	¥ 617,328	$ 94,610	¥ 596,359
Bank balances	360,000	55,173	360,000
Total current assets	1,639,969	251,337	1,937,740
Non-current asset
Total assets	3,157,525	483,913	3,505,329
Current and total liabilities
Amount due to a shareholder			10,557
Amount due to a subsidiary	0	0	10,557
Total liabilities	1,122,801	172,077	1,071,559
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2019 and 2020)	136	21	136
Additional paid-in capital	392,076	60,088	392,076
Reserves	1,642,512	251,727	2,041,558
Total equity	2,034,724	311,836	2,433,770	¥ 2,538,640	¥ 2,546,622
Total equity and liabilities	3,157,525	$ 483,913	3,505,329
Parent [member]
Current assets
Prepayments	0		0
Bank balances	0		0	0
Total current assets	0		0
Non-current asset
Investment in a subsidiary	940,198		940,198
Total assets	940,198		940,198
Current and total liabilities
Other payables	5,658		6,535
Amount due to a shareholder	0		10,557
Amount due to a subsidiary	106,573		89,683
Total liabilities	112,231		106,775
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2019 and 2020)	136		136
Additional paid-in capital	392,076		392,076
Reserves	435,755		441,211
Total equity	827,967		833,423	¥ 844,335	¥ 854,727
Total equity and liabilities	¥ 940,198		¥ 940,198